Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Dollars in thousands	2017	2016	2015
Income taxes at federal statutory rate	$39,578	$36,901	$34,977
Increase (decrease):
State income tax, net of federal	5,066	4,844	4,683
Amortization of investment tax credits	(4)	(41)	(118)
Differences required to be flowed-through by regulatory commissions	2,357	2,357	2,357
Gains on company and trust-owned life insurance	(872)	(594)	(766)
Effect of TCJA	(3,376)	—	—
Other, net	(1,741)	(456)	(1,227)
Total provision for income taxes	$41,008	$43,011	$39,906
Effective tax rate	36.3%	40.8%	39.9%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

In thousands	2017	2016	2015
Current
Federal	$19,345	$10,042	$15,056
State	5,963	3,116	2,346
	25,308	13,158	17,402
Deferred
Federal	13,869	25,473	17,659
State	1,831	4,380	4,845
	15,700	29,853	22,504
Total provision for income taxes (loss benefits)	$41,008	$43,011	$39,906

Schedule Of Regulated Utility And Non Utility Business Segments [Table Text Block]

In thousands	2017	2016	2015
Utility:
Current	$21,453	$10,300	$15,890
Deferred	19,479	28,749	20,834
Deferred investment tax credits	(4)	(41)	(118)
	40,928	39,008	36,606
Non-utility:
Current	3,855	2,859	1,512
Deferred	(3,775)	1,144	1,788
	80	4,003	3,300
Total provision for income taxes	$41,008	$43,011	$39,906

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

In thousands	2017	2016
Deferred tax liabilities:
Plant and property	$296,114	$428,642
Regulatory income tax assets	22,209	43,048
Regulatory liabilities	29,114	48,291
Non-regulated deferred tax liabilities	933	51,446
Total	$348,370	$571,427
Deferred tax assets:
Regulatory income tax liabilities	$56,470	$—
Non-regulated deferred tax assets	17,796	—
Pension and postretirement obligations	3,512	4,493
Alternative minimum tax credit carryforward	66	9,853
Total	$77,844	$14,346
Deferred income tax liabilities, net	$270,526	$557,081
Deferred investment tax credits	—	4
Deferred income taxes and investment tax credits	$270,526	$557,085